Discontinued Operations	12 Months Ended
Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
4.  DISCONTINUED OPERATIONS
The divisions comprising the former Materials Technologies business, the Energy-from-Waste business, and the Homecare business have been accounted for as discontinued operations. The results of operations of these businesses have been removed from the results of continuing operations for all periods presented. The assets and liabilities of the discontinued operations have been reclassified and are segregated in the consolidated balance sheets.
Materials Technologies
We completed the separation of EMD through the spin-off of Versum on 1 October 2016. In addition, we completed the sale of PMD to Evonik Industries AG on 3 January 2017. Refer to Note 3, Materials Technologies Separation, for additional details on the disposition of these businesses subsequent to fiscal year 2016.
Energy-from-Waste
On 29 March 2016, the Board of Directors approved the Company’s exit of its Energy‑from‑Waste (EfW) business. As a result, efforts to start up and operate the two EfW projects located in Tees Valley, United Kingdom, were discontinued. The decision to exit the business and stop development of the projects was based on continued difficulties encountered and the Company’s conclusion, based on testing and analysis completed during the second quarter of fiscal year 2016, that significant additional time and resources would be required to make the projects operational. Since that time, the EfW segment has been presented as a discontinued operation.
During the second quarter of fiscal year 2016, we recorded a loss of $945.7 ($846.6 after-tax) for the disposal of the business. Income tax benefits related only to one of the projects, as the other did not qualify for a local tax deduction. This loss included $913.5 to write down plant assets, previously recorded as construction in progress, to their estimated net realizable value of $20.0 and $32.2 to record a liability for plant disposition and other costs. We estimated the net realizable value of the projects as of 31 March 2016 assuming an orderly liquidation of assets capable of being marketed on a secondary equipment market based on market quotes and our experience with selling similar equipment. An asset’s orderly liquidation value is the amount that could be realized from a liquidation sale, given a reasonable period of time to find a buyer, selling the asset in the existing condition where it is located, and assuming the highest and best use of the asset by market participants. There were no significant changes to the estimated net realizable value as of 30 September 2016. A valuation allowance of $58.0 and unrecognized tax benefits of $7.9 were recorded relating to deferred tax assets on capital assets generated from the loss.
The following table summarizes the carrying amount of the accrual for our actions to dispose of the EfW business at 30 September 2016, which is included in current liabilities of discontinued operations:

	Asset Impairment	Contract Actions/Other	Total
Loss on disposal of business	$913.5	$32.2	$945.7
Noncash expenses	(913.5)	—	(913.5)
Cash expenditures	—	(18.6)	(18.6)
Currency translation adjustment	—	(1.4)	(1.4)
30 September 2016	$—	$12.2	$12.2

Homecare
In 2012, the Board of Directors authorized the sale of our Homecare business. We sold the majority of our Homecare business to The Linde Group in 2012. In 2014, a gain of $3.9 was recognized for the sale of the remaining Homecare business, which was primarily in the United Kingdom and Ireland, and the settlement of contingencies related to the 2012 sale to The Linde Group.
As of 30 September 2016 and 2015, there were no assets or liabilities classified as discontinued operations relating to the Homecare business.
Summarized Financial Information of Discontinued Operations
The following table details the businesses and major line items that comprise income from discontinued operations, net of tax, on the consolidated income statements for fiscal year 2016:

	2016
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste(A)	Operations
Sales	$961.6	$1,059.1	$—	$2,020.7
Cost of sales	521.6	704.5	24.6	1,250.7
Selling and administrative	87.7	76.6	2.8	167.1
Research and development	40.8	19.6	.9	61.3
Other income (expense), net	2.2	4.2	(12.7)	(6.3)
Operating Income (Loss)	313.7	262.6	(41.0)	535.3
Equity affiliates’ income	.2	1.4	—	1.6
Interest expense	.3	—	—	.3
Income (Loss) Before Taxes(B)	313.6	264.0	(41.0)	536.6
Income tax provision	73.4	80.5	(3.4)	150.5
Income (Loss) From Operations of Discontinued Operations, net of tax	240.2	183.5	(37.6)	386.1
Loss on Disposal, net of tax	—	—	(846.6)	(846.6)
Income (Loss) From Discontinued Operations, net of tax	240.2	183.5	(884.2)	(460.5)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.9	—	—	7.9
Net Income (Loss) From Discontinued Operations	$232.3	$183.5	$(884.2)	$(468.4)

(A)	The loss from operations of discontinued operations for EfW primarily relates to project suspension costs, land leases, and administrative costs.

(B)	In 2016, income before taxes from operations of discontinued operations attributable to Air Products was $527.1.
The following table details the businesses and major line items that comprise income from discontinued operations, net of tax, on the consolidated income statements for fiscal year 2015:

	2015
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste(A)	Operations
Sales	$984.1	$1,086.5	$—	$2,070.6
Cost of sales	586.8	754.0	5.1	1,345.9
Selling and administrative	86.4	79.9	2.4	168.7
Research and development	37.5	23.2	1.7	62.4
Other income (expense), net(B)	(18.5)	(9.2)	—	(27.7)
Operating Income (Loss)	254.9	220.2	(9.2)	465.9
Equity affiliates’ income	1.0	1.2	—	2.2
Interest expense	.1	.6	—	.7
Income (Loss) Before Taxes(C)	255.8	220.8	(9.2)	467.4
Income tax provision	49.7	68.4	(2.4)	115.7
Income (Loss) From Discontinued Operations, net of tax	206.1	152.4	(6.8)	351.7
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.1	—	—	7.1
Net Income (Loss) From Discontinued Operations	$199.0	$152.4	$(6.8)	$344.6

(A)	The loss from operations of discontinued operations for EfW primarily relates to land leases and administrative costs.

(B)	Primarily includes business restructuring and cost reduction actions.

(C)	In 2015, income before taxes from operations of discontinued operations attributable to Air Products was $458.9.
The following table details the businesses and major line items that comprise income from discontinued operations, net of tax, on the consolidated income statements for fiscal year 2014:

	2014
					Total
	Electronic	Performance	Energy-		Discontinued
	Materials	Materials	from-Waste(A)	Homecare	Operations
Sales	$922.8	$1,132.2	$—	$8.5	$2,063.5
Cost of sales	612.0	810.0	4.7	6.4	1,433.1
Selling and administrative	79.3	83.2	4.6	1.3	168.4
Research and development	35.7	25.6	1.6	—	62.9
Other income (expense), net	5.4	.3	—	(.1)	5.6
Operating Income (Loss)	201.2	213.7	(10.9)	.7	404.7
Equity affiliates’ income	1.7	.8	—	—	2.5
Interest expense	.3	.8	—	—	1.1
Income (Loss) Before Taxes(B)	202.6	213.7	(10.9)	.7	406.1
Income tax provision	45.7	65.6	(3.4)	—	107.9
Income (Loss) From Operations of Discontinued Operations	156.9	148.1	(7.5)	.7	298.2
Gain on sale of business, net of tax	—	—	—	3.9	3.9
Income (Loss) From Discontinued Operations, net of tax	156.9	148.1	(7.5)	4.6	302.1
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	7.1	—	—	—	7.1
Net Income (Loss) From Discontinued Operations	$149.8	$148.1	$(7.5)	$4.6	$295.0

(A)	The loss from operations of discontinued operations for EfW primarily relates to land leases and administrative costs.

(B)	In 2014, income before taxes from operations of discontinued operations attributable to Air Products was $397.6.
The following table details the major line items that comprise assets and liabilities of discontinued operations on the consolidated balance sheets as of 30 September 2016:

	30 September 2016
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste	Operations
Assets
Current Assets
Cash and cash items	$170.6	$37.5	$—	$208.1
Trade receivables, net	134.7	159.0	—	293.7
Inventories	138.1	226.8	—	364.9
Plant and equipment, net	—	—	18.2	18.2
Other receivables and current assets	34.5	5.6	1.2	41.3
Total Current Assets	477.9	428.9	19.4	926.2
Plant and equipment, net	296.5	296.5	—	593.0
Goodwill, net	180.0	125.0	—	305.0
Intangible assets, net	75.1	25.0	—	100.1
Other noncurrent assets	37.5	6.7	—	44.2
Total Noncurrent Assets	589.1	453.2	—	1,042.3
Total Assets	$1,067.0	$882.1	$19.4	$1,968.5
Liabilities
Current Liabilities
Payables and accrued liabilities	$85.8	$72.5	$19.0	$177.3
Accrued income taxes	22.7	6.0	—	28.7
Current portion of long-term debt	5.8	—	—	5.8
Total Current Liabilities	114.3	78.5	19.0	211.8
Long-term debt	981.8	—	—	981.8
Deferred income taxes	50.3	6.4	—	56.7
Other noncurrent liabilities	47.4	9.6	—	57.0
Total Noncurrent Liabilities	1,079.5	16.0	—	1,095.5
Total Liabilities	$1,193.8	$94.5	$19.0	$1,307.3
In December 2015, we sold an equity affiliate of EMD, Daido Air Products Electronics, Inc., for $15.9, which resulted in a gain of $.7. The carrying value at the time of sale included an investment of $12.8, which was presented in other noncurrent assets of discontinued operations, and a $2.4 foreign currency translation loss that had been deferred in accumulated other comprehensive loss.
The following table details the major line items that comprise assets and liabilities of discontinued operations on the consolidated balance sheets as of 30 September 2015:

	30 September 2015
				Total
	Electronic	Performance	Energy-	Discontinued
	Materials	Materials	from-Waste	Operations
Assets
Current Assets
Cash and cash items	$17.8	$5.5	$—	$23.3
Trade receivables, net	127.6	152.2	—	279.8
Inventories	132.1	237.7	—	369.8
Other receivables and current assets	24.8	5.7	1.8	32.3
Total Current Assets	302.3	401.1	1.8	705.2
Plant and equipment, net	296.4	211.4	891.8	1,399.6
Goodwill, net	167.0	127.2	—	294.2
Intangible assets, net	81.9	28.1	—	110.0
Other noncurrent assets	40.7	6.9	—	47.6
Total Noncurrent Assets	586.0	373.6	891.8	1,851.4
Total Assets	$888.3	$774.7	$893.6	$2,556.6
Liabilities
Current Liabilities
Payables and accrued liabilities	$81.8	$80.4	$17.0	$179.2
Accrued income taxes	6.6	.4	—	7.0
Current portion of long-term debt	—	4.7	—	4.7
Total Current Liabilities	88.4	85.5	17.0	190.9
Deferred income taxes	69.1	6.7	—	75.8
Other noncurrent liabilities	23.8	1.0	2.5	27.3
Total Noncurrent Liabilities	92.9	7.7	2.5	103.1
Total Liabilities	$181.3	$93.2	$19.5	$294.0